Other administrative expenses	12 Months Ended
Dec. 31, 2023
Other administrative expenses
Other administrative expenses

Note 6. Other administrative expenses

Skr mn	2023	2022	2021
Travel expenses and marketing	-10	-9	-3
IT and information system (fees incl.)	-165	-163	-167
Other fees	-32	-33	-44
Premises	-9	-7	-11
Other	-6	-4	-6
Total other administrative expenses	-222	-216	-231

Remuneration to auditors

Skr mn	2023	2022	2021
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-10	-9	-8
Audit related fees[2]	—	—	—
Tax related fees[3]	—	—	—
Other fees[4]	-3	-2	-3
Total	-13	-11	-11
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.

In the financial statements, remuneration to auditors is mainly included in Other administrative expenses.